Summary of Significant Accounting Policies - Schedule of Contract Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Contract assets	$ 8,567	$ 3,967
Contract liabilities, current	122,983	105,543
Contract liabilities, non-current	$ 36,426	$ 33,439